Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning		$ (5,919)	[1]	$ (6,182)	[1]	$ (6,087)
Acquisitions	[2]	(83)		(110)		0
Increases based on tax positions taken during a prior period	[3]	(11)		(31)		(110)
Decreases based on tax positions taken during a prior period	[3],[4]	409		496		473
Decreases based on settlements for a prior period	[5]	126		64		70
Increases based on tax positions taken during the current period	[3]	(489)		(675)		(795)
Impact of foreign exchange		(5)		319		161
Other, net	[3],[6]	146		199		106
Balance, ending	[1]	$ (5,826)		$ (5,919)		$ (6,182)

[1]	In 2016, included in Income taxes payable ($14 million), Current tax assets ($17 million), Noncurrent deferred tax assets and other noncurrent tax assets ($184 million), Noncurrent deferred tax liabilities ($2.8 billion) and Other taxes payable ($2.8 billion). In 2015, included in Income taxes payable ($38 million), Current tax assets ($22 million), Noncurrent deferred tax assets and other noncurrent tax assets ($135 million), Noncurrent deferred tax liabilities ($2.7 billion) and Other taxes payable ($3.0 billion).
[2]	For 2016, primarily related to the acquisitions of Medivation and Anacor. For 2015, primarily related to the acquisition of Hospira. See also Note 2A.
[3]	Primarily included in Provision for taxes on income.
[4]	Primarily related to effectively settling certain tax positions primarily with foreign tax authorities. See also Note 5A.
[5]	Primarily related to cash payments and reductions of tax attributes.
[6]	Primarily related to decreases as a result of a lapse of applicable statutes of limitations.